UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2012 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.9%
Banco del Estado de Chile:
0.23%, 12/4/2012	5,000,000	4,999,977
0.25%, 11/9/2012	5,000,000	5,000,000
0.25%, 11/20/2012	12,000,000	12,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	10,000,000	10,000,000
0.33%, 12/4/2012	6,000,000	6,000,000
China Construction Bank Corp.:
0.35%, 1/2/2013	5,000,000	5,000,000
0.4%, 11/21/2012	7,000,000	7,000,000
DZ Bank:
0.26%, 1/18/2013	8,000,000	8,000,000
0.35%, 11/26/2012	16,000,000	16,000,000
0.36%, 11/20/2012	10,000,000	10,000,000
Export Development Canada, 144A, 0.335%, 5/23/2013	3,000,000	3,000,000
Industrial & Commercial Bank of China:
0.28%, 11/21/2012	10,000,000	10,000,000
0.28%, 11/28/2012	7,500,000	7,500,000
0.28%, 12/19/2012	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 1/11/2013	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	10,000,000	10,000,000
0.23%, 11/14/2012	9,000,000	9,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	10,000,000	10,000,000
0.31%, 3/18/2013	5,000,000	5,000,000
Norinchukin Bank:
0.27%, 11/2/2012	10,000,000	10,000,000
0.38%, 11/2/2012	3,000,000	3,000,007
Oversea-Chinese Banking Corp., Ltd., 0.2%, 1/22/2013	5,000,000	5,000,000
Rabobank Nederland NV:
0.28%, 11/26/2012	8,000,000	8,000,000
0.4%, 12/14/2012	10,000,000	10,000,357
0.5%, 3/15/2013	12,000,000	12,000,000
The Goldman Sachs Group, Inc., 0.9%, 11/26/2012	7,000,000	7,002,866
Toronto-Dominion Bank, 0.3%, 4/22/2013	4,150,000	4,150,791

Total Certificates of Deposit and Bank Notes (Cost $206,653,998)		206,653,998
Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.611% *, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 38.2%
Issued at Discount ** 34.9%
Alpine Securitzation, 144A, 0.205%, 12/17/2012	8,000,000	7,997,904
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	8,000,000	8,000,000
144A, 0.4%, 11/1/2012	5,000,000	5,000,000
ANZ National International Ltd., 0.27%, 1/30/2013	3,000,000	2,997,975
Autobahn Funding Co., LLC, 144A, 0.31%, 1/7/2013	7,000,000	6,996,092
Barclays Bank PLC, 0.19%, 11/1/2012	10,000,000	10,000,000
Barton Capital LLC, 144A, 0.26%, 11/14/2012	3,000,000	2,999,718
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 11/19/2012	15,000,000	14,998,575
Caisse des Depots et Consignations, 144A, 0.24%, 12/3/2012	8,000,000	7,998,293
Coca-Cola Co., 0.24%, 3/1/2013	20,000,000	19,984,000
Collateralized Commercial Paper Co., LLC:
0.26%, 12/12/2012	7,000,000	6,997,927
0.26%, 12/19/2012	25,000,000	24,991,333
0.28%, 12/6/2012	65,000,000	64,982,306
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	8,000,000	7,995,400
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	5,500,000	5,497,525
0.45%, 4/24/2013	5,000,000	4,989,125
0.46%, 4/11/2013	13,500,000	13,472,227
0.48%, 5/2/2013	5,000,000	4,987,867
0.5%, 2/19/2013	8,000,000	7,987,778
0.52%, 12/4/2012	10,000,000	9,995,233
0.54%, 11/9/2012	6,000,000	5,999,280
0.55%, 2/26/2013	10,000,000	9,982,125
0.57%, 1/8/2013	4,000,000	3,995,693
General Electric Capital Corp., 0.35%, 1/9/2013	11,000,000	10,992,621
Gotham Funding Corp.:
144A, 0.21%, 11/19/2012	10,000,000	9,998,950
144A, 0.24%, 11/13/2012	10,000,000	9,999,200
Hannover Funding Co., LLC:
0.3%, 11/8/2012	5,000,000	4,999,708
0.3%, 11/15/2012	4,000,000	3,999,533
Kells Funding LLC:
144A, 0.35%, 11/26/2012	12,500,000	12,496,962
144A, 0.41%, 4/4/2013	3,200,000	3,194,388
144A, 0.42%, 4/2/2013	30,000,000	29,946,800
144A, 0.55%, 2/25/2013	3,000,000	2,994,683
144A, 0.56%, 3/20/2013	5,000,000	4,989,189
144A, 0.57%, 3/1/2013	3,000,000	2,994,300
144A, 0.58%, 11/2/2012	7,500,000	7,499,879
144A, 0.59%, 1/11/2013	5,000,000	4,994,182
144A, 0.59%, 1/22/2013	5,000,000	4,993,281
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	5,000,000	4,997,861
144A, 0.2%, 1/25/2013	6,000,000	5,997,167
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,735,998
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,994,271
0.26%, 3/25/2013	6,000,000	5,993,760
0.27%, 5/7/2013	8,600,000	8,587,938
Nordea North America, Inc.:
0.3%, 3/13/2013	4,000,000	3,995,600
0.31%, 3/18/2013	18,600,000	18,578,057
0.32%, 3/18/2013	10,000,000	9,987,822
NRW.Bank:
0.2%, 11/1/2012	15,000,000	15,000,000
0.2%, 11/8/2012	5,000,000	4,999,806
0.22%, 11/19/2012	10,000,000	9,998,900
Rabobank U.S.A. Financial Corp., 0.41%, 12/27/2012	12,000,000	11,992,347
Regency Markets No. 1 LLC, 144A, 0.2%, 11/7/2012	10,000,000	9,999,667
SBAB Bank AB:
144A, 0.29%, 1/15/2013	12,500,000	12,492,448
144A, 0.3%, 1/11/2013	15,000,000	14,991,125
144A, 0.31%, 11/27/2012	5,000,000	4,998,881
144A, 0.31%, 12/12/2012	7,000,000	6,997,529
144A, 0.34%, 12/3/2012	4,000,000	3,998,791
144A, 0.35%, 12/5/2012	5,000,000	4,998,347
Scaldis Capital LLC, 0.28%, 11/7/2012	11,000,000	10,999,487
Siemens Capital Co., LLC, 144A, 0.15%, 12/14/2012	5,000,000	4,999,104
Societe Generale North America, Inc., 0.38%, 11/1/2012	7,500,000	7,500,000
Standard Chartered Bank:
0.28%, 12/11/2012	20,000,000	19,993,778
0.29%, 11/30/2012	8,000,000	7,998,131
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	5,000,000	4,998,450
Sydney Capital Corp., 144A, 0.3%, 1/8/2013	5,000,000	4,997,167
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	6,500,000	6,498,736
UOB Funding LLC:
0.24%, 2/22/2013	3,000,000	2,997,740
0.26%, 12/11/2012	4,000,000	3,998,844
0.3%, 11/5/2012	12,500,000	12,499,583
Versailles Commercial Paper LLC:
144A, 0.28%, 11/20/2012	5,000,000	4,999,261
144A, 0.31%, 11/16/2012	7,000,000	6,999,096
Victory Receivables Corp., 144A, 0.24%, 11/7/2012	9,000,000	8,999,640

		658,755,384
Issued at Par * 3.3%
ASB Finance Ltd.:
144A, 0.464%, 2/13/2013	6,000,000	6,000,000
144A, 0.544%, 9/4/2013	8,000,000	8,000,000
144A, 0.664%, 2/1/2013	5,000,000	4,999,748
Australia & New Zealand Banking Group Ltd., 144A, 0.26%, 11/26/2012	28,000,000	28,000,000
BNZ International Funding Ltd., 144A, 0.395%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.44%, 1/17/2013	12,000,000	12,000,000

		62,999,748

Total Commercial Paper (Cost $721,755,132)		721,755,132
Short-Term Notes * 15.1%
Bank of Nova Scotia:
0.33%, 1/9/2013	19,000,000	19,000,000
0.4%, 12/14/2012	12,500,000	12,500,000
0.41%, 11/9/2012	12,000,000	12,000,000
0.517%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	10,000,000	10,000,000
0.525%, 2/7/2013	11,000,000	11,000,000
0.53%, 4/26/2013	15,500,000	15,500,000
Commonwealth Bank of Australia, 144A, 0.478%, 3/1/2013	24,000,000	24,000,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	21,000,000	21,000,000
National Australia Bank Ltd., 0.474%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.51%, 11/19/2012	17,000,000	17,000,000
Rabobank Nederland NV:
0.463%, 6/27/2013	10,000,000	10,000,000
0.475%, 12/21/2012	10,000,000	10,000,000
0.591%, 5/7/2013	10,000,000	10,000,000
144A, 0.646%, 9/16/2013	12,000,000	12,000,000
Royal Bank of Canada:
0.56%, 6/4/2013	6,750,000	6,750,000
0.56%, 6/13/2013	14,000,000	14,000,000
Sumitomo Mitsui Banking Corp., 0.44%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.45%, 5/22/2013	7,100,000	7,100,000
Toronto-Dominion Bank, 0.301%, 4/19/2013	10,500,000	10,504,074
Westpac Banking Corp.:
0.383%, 5/3/2013	5,000,000	5,002,217
0.474%, 8/9/2013	7,500,000	7,500,000
0.621%, 2/6/2013	5,000,000	5,000,000

Total Short-Term Notes (Cost $284,856,291)		284,856,291
Government & Agency Obligations 10.4%
U.S. Government Sponsored Agencies 5.4%
Federal Home Loan Bank:
0.15% **, 11/13/2012	5,000,000	4,999,733
0.17%, 1/23/2013	10,200,000	10,199,459
0.17%, 7/5/2013	4,000,000	3,999,541
0.18%, 11/21/2012	12,000,000	11,999,981
0.25% *, 11/8/2013	3,500,000	3,498,580
0.36%, 5/16/2013	4,000,000	4,002,401
0.5%, 8/28/2013	7,000,000	7,017,138
Federal Home Loan Mortgage Corp.:
0.128% **, 12/18/2012	3,000,000	2,999,491
0.169% **, 5/29/2013	10,000,000	9,990,131
0.177% **, 1/9/2013	5,200,000	5,198,206
1.375%, 1/9/2013	3,000,000	3,006,635
Federal National Mortgage Association:
0.129% **, 2/19/2013	12,000,000	11,995,233
0.137% **, 12/17/2012	10,500,000	10,498,122
0.159% **, 3/4/2013	12,500,000	12,493,167

		101,897,818
U.S. Treasury Obligations 5.0%
U.S. Treasury Bill, 0.177% **, 10/17/2013	18,865,000	18,832,445
U.S. Treasury Notes:
0.5%, 5/31/2013	4,000,000	4,007,519
0.625%, 2/28/2013	12,900,000	12,919,441
1.375%, 1/15/2013	30,000,000	30,073,077
1.375%, 3/15/2013	8,500,000	8,537,457
2.5%, 3/31/2013	5,000,000	5,047,752
3.375%, 11/30/2012	5,000,000	5,012,671
4.0%, 11/15/2012	10,000,000	10,014,586

		94,444,948

Total Government & Agency Obligations (Cost $196,342,766)		196,342,766
Time Deposits 1.4%
National Australia Bank Ltd., 0.16%, 11/1/2012	14,000,000	14,000,000
Royal Bank of Canada, 0.15%, 11/1/2012	12,000,000	12,000,000

Total Time Deposits (Cost $26,000,000)		26,000,000
Municipal Investments 1.8%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.23% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	10,000,000	10,188,150

Total Municipal Investments (Cost $35,188,150)		35,188,150
Repurchase Agreements 22.1%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $30,001,342 on 11/5/2012 (a)	30,000,000	30,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $14,500,133 on 11/1/2012 (b)	14,500,000	14,500,000
Citigroup Global Markets, Inc., 0.24%, dated 10/25/2012, to be repurchased at $100,004,667 on 11/1/2012 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.27%, dated 10/31/2012, to be repurchased at $30,000,248 on 11/1/2012 (d)	33,000,000	33,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.25%, dated 10/31/2012, to be repurchased at $27,000,188 on 11/1/2012 (e)	27,000,000	27,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (g)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.33%, dated 10/12/2012, to be repurchased at $20,006,673 on 11/9/2012 (h)	26,000,000	26,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $9,543,624 on 11/1/2012 (i)	9,543,558	9,543,558
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $75,000,625 on 11/1/2012 (j)	75,000,000	75,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $32,000,613 on 11/1/2012 (k)	32,000,000	32,000,000
Toronto-Dominion Bank, 0.24%, dated 10/31/2012, to be repurchased at $25,000,167 on 11/1/2012 (l)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $20,000,972 on 11/7/2012 (m)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $417,043,558)		417,043,558

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,892,839,895) †	100.2	1,892,839,895
Other Assets and Liabilities, Net	(0.2)	(4,492,867)

Net Assets	100.0	1,888,347,028

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of October 31, 2012.

†	The cost for federal income tax purposes was $1,892,839,895.
(a)	Collateralized by $30,630,300 U.S. Treasury Note, 0.25%, maturing on 1/15/2015 with a value of $30,600,089.
(b)	Collateralized by $13,509,943 Government National Mortgage Association, 4.0%, maturing on 5/20/2042 with a value of $14,790,001.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,985,812	Federal Home Loan Mortgage Corp.	3.0-4.0	6/1/2026-8/1/2026	49,372,325
35,494,000	Federal National Mortgage Association	3.0-4.0	10/1/2020-8/1/2032	38,268,058
15,302,047	Government National Mortgage Association	3.5	10/20/2042	16,677,436
Total Collateral Value				104,317,819

(d)	Collateralized by $22,036,400 U.S. Treasury Inflation Indexed Bond, 2.125%, maturing on 2/15/2041 with a value of $34,565,534.
(e)	Collateralized by $27,520,000 U.S. Treasury Note, 0.25%, maturing on 1/31/2014 with a value of $27,541,603.
(f)	Collateralized by $12,956,000 U.S. Treasury STRIPS, maturing on 2/15/2016 with a value of $12,750,907.
(g)	Collateralized by $16,946,613 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2021-5/15/2029 with a value of $12,753,172.
(h)	Collateralized by $27,274,500 SLM Student Loan Trust, 0.915%, maturing on 10/25/2023 with a value of $26,780,345.
(i)	Collateralized by $9,736,200 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $9,734,447.
(j)	Collateralized by $72,778,335 Federal National Mortgage Association, 3.0%, maturing on 11/1/2042 with a value of $76,500,001.

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,875,568	Federal Home Loan Mortgage Corp.	5.5	8/1/2038	6,412,368
23,388,662	Federal National Mortgage Association	4.0	9/1/2042	26,227,632
Total Collateral Value				32,640,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,813,614	Abbey National Treasury Services PLC	4.0	4/27/2016	4,010,871
17,314,197	Georgia Power Co.	5.65	3/1/2037	22,161,249
Total Collateral Value				26,172,120

(m) Collateralized by $18,553,600 U.S. Treasury Note, 4.25%, maturing on 11/15/2014 with a value of $20,400,011.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(n)	$—	$1,475,796,337	$—	$1,475,796,337
Repurchase Agreements	—	417,043,558	—	417,043,558
Total	$—	$1,892,839,895	$—	$1,892,839,895

There have been no transfers between fair value measurements levels during the period ended October 31, 2012.
(n) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 18, 2012